Acquisition of Apple Bidco Limited - Summary of Pro forma Financial Information (Details) - APR Energy $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Business Acquisition [Line Items]
Revenue	$ 1,464.6
Net earnings	$ 179.3